COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - Building [Member] $ in Thousands	Jun. 30, 2018 USD ($)
Minimum Lease Payments [Member]
Future minimum payments, operating leases:
2018 (six months ending December 31)	$ 2,909
2019	4,845
2020	4,701
2021	4,780
2022	4,141
Thereafter	10,211
Total	31,587
Minimum Sublease Rentals [Member]
Future minimum payments, operating leases:
2018 (six months ending December 31)	1,481
2019	2,975
2020	2,457
2021	2,396
2022	1,832
Thereafter	4,359
Total	15,500
Net future minimum lease commitment [Member]
Future minimum payments, operating leases:
2018 (six months ending December 31)	1,428
2019	1,870
2020	2,244
2021	2,384
2022	2,309
Thereafter	5,852
Total	$ 16,087